Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayment for service	¥ 11,157	$ 1,618	¥ 1,672
Unbilled revenue (Note 15)	10,800	1,566
Deductible value-added tax input	8,976	1,301	16,487
Prepayment for acquisition of inventories	6,910	1,002	8,286
Loans receivable – current portion (Note 9)	4,000	580
Staff advances	940	136	1,257
Others	2,400	347	1,693
Total Prepayments	¥ 45,183	$ 6,550	¥ 29,395